Notional and Fair Value Amounts of Derivative Instruments Outstanding (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Notional amount	¥ 982,613	[1]	¥ 982,845	[1]
Fair value of derivative payables	493		840
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	854,698	[1]	886,354	[1]
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	118,708	[1]	83,984	[1]
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	3,419	[1]	4,796	[1]
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	5,266	[1]	6,984	[1]
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	522	[1]	727	[1]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	10	[2]	15	[2]
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	10	[2]	15	[2]
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	13,728	[2]	12,636	[2]
Fair value of derivative payables	13,239	[2]	12,274	[2]
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	10,350	[2]	9,789	[2]
Fair value of derivative payables	10,018	[2]	9,453	[2]
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	3,099	[2]	2,582	[2]
Fair value of derivative payables	2,973	[2]	2,559	[2]
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	182	[2]	145	[2]
Fair value of derivative payables	177	[2]	180	[2]
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	59	[2]	59	[2]
Fair value of derivative payables	44	[2]	36	[2]
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	38	[2]	61	[2]
Fair value of derivative payables	¥ 27	[2]	¥ 46	[2]

[1]	Notional amount represents the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.